Derivative financial instruments - Weighted average exchange rates of hedges (Details)	12 Months Ended
	Dec. 31, 2020 gBPPerUSD	Dec. 31, 2020 eURPerUSD	Dec. 31, 2020 kRWPerUSD	Dec. 31, 2020 cADPerUSD	Dec. 31, 2019 gBPPerUSD	Dec. 31, 2019 eURPerUSD	Dec. 31, 2019 kRWPerUSD	Dec. 31, 2019 cADPerUSD
Cross-currency interest rate swaps
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.33	1.14		0.78	1.32	1.15		0.87
Fair value hedges | Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.58%	0.58%	0.58%	0.58%	2.36%	2.36%	2.36%	2.36%
Fair value hedges | Cross-currency interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1.88%	1.88%	1.88%	1.88%	3.27%	3.27%	3.27%	3.27%
Highly probable forecast capital expenditure | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.35	0	1,174.47		1.35	1.11	1,115.66